Note 10 - Net Restructuring by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net Restructuring by Type
Restructuring, Staff related	€ 241	€ 479	€ 641
thereof: [Abstract]
Termination Benefits	224	441	476
Retention Acceleration	16	36	156
Social Security	1	1	9
Restructuring, Non Staff related	21	6	2
Total Net Restructuring Charges	€ 261	€ 485	€ 644